N-2 - USD ($)				3 Months Ended
		Aug. 24, 2023	Aug. 02, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Cover [Abstract]
Entity Central Index Key		0001644771
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		RiverNorth Capital and Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%
Offering Expenses Borne by Common Shareholders of the Fund	0.22%
Dividend Reinvestment Plan Fees(2)	None

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.22%
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares
Management fee(3)	2.13%
Leverage costs(5)(6)	0.06%
Dividends on Preferred Shares(4)	3.97%
Other expenses	3.39%
Acquired fund fees and expenses(7)	0.25%
Total annual expenses	9.80%
Fee waiver/reimbursement	(0.32)%
Total annual expenses after waiver(3)	9.48%

Management Fees [Percent]	[3]	2.13%
Interest Expenses on Borrowings [Percent]	[4],[5]	0.06%
Dividend Expenses on Preferred Shares [Percent]	[6]	3.97%
Acquired Fund Fees and Expenses [Percent]	[7]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		3.39%
Total Annual Expenses [Percent]		9.80%
Waivers and Reimbursements of Fees [Percent]		0.32%
Net Expense over Assets [Percent]	[3]	9.48%
Expense Example [Table Text Block]

Example (8)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares in the offering, assuming (1) payment in year 1 of a commission of 1.00% on the investment and estimated offering costs of $104,600, (2) “Total annual expenses” of 9.48% of net assets in year 1, (3) “Total annual expenses” of 9.80% of net assets in years 2 through 10, and (4) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$105	$281	$441	$777

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

Expense Example, Year 01	[8]	$ 105
Expense Example, Years 1 to 3	[8]	281
Expense Example, Years 1 to 5	[8]	441
Expense Example, Years 1 to 10	[8]	$ 777
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Basis of Transaction Fees, Note [Text Block]

SUMMARY OF FUND EXPENSES

The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly. The table is based on the capital structure of the Fund as of December 31, 2022. As of such date, the Fund had $42,400,000 of leverage outstanding, including $41,400,000 of outstanding Preferred Shares and $1,000,000 pursuant to the Credit Agreement. Such leverage represented 30.07% of Managed Assets as of December 31, 2022. Actual expenses may be greater or less than those shown below.

The table shows Fund expenses as a percentage of net assets attributable to Common Shares as of December 31, 2022 and not as a percentage of gross assets or managed assets. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

Common Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%
Offering Expenses Borne by Common Shareholders of the Fund	0.22%
Dividend Reinvestment Plan Fees(2)	None

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares
Management fee(3)	2.13%
Leverage costs(5)(6)	0.06%
Dividends on Preferred Shares(4)	3.97%
Other expenses	3.39%
Acquired fund fees and expenses(7)	0.25%
Total annual expenses	9.80%
Fee waiver/reimbursement	(0.32)%
Total annual expenses after waiver(3)	9.48%

Management Fee not based on Net Assets, Note [Text Block]		The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 2.13% of net assets attributable to common shares assuming the use of leverage in an amount of 30.07% of the Fund’s Managed Assets. The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets for that period through October 28, 2023. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver if the Fund’s operating expenses, including the recovered expenses, falls below the expense cap.
Acquired Fund Fees Estimated, Note [Text Block]		The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of December 31, 2022 of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.25% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge management fees of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

	MARKET PRICE		NET ASSET VALUE		PREMIUM/(DISCOUNT) TO NET ASSET VALUE
Quarter Ended	High	Low	High	Low	High	Low
September 30, 2020	$15.14	$14.40	$17.42	$17.31	-13.09%	-16.81%
December 31, 2020	$16.78	$14.69	$18.22	$17.34	-7.91%	-15.28%
March 31, 2021	$17.90	$16.39	$19.00	$18.26	-5.79%	-10.24%
June 30, 2021	$19.90	$17.90	$20.06	$19.05	-0.80%	-6.04%
September 30, 2021	$20.05	$18.73	$20.11	$19.95	-0.30%	-6.12%
December 31, 2021	$19.88	$19.13	$20.44	$19.82	-2.74%	-3.48%
March 31, 2022	$19.80	$18.78	$19.92	$19.30	-0.60%	-2.69%
June 30, 2022	$19.23	$17.15	$19.39	$18.46	-0.80%	-7.10%
September 30, 2022	$18.67	$17.05	$17.99	$17.43	3.80%	-2.18%
December 31, 2022	$18.02	$16.75	$17.58	$17.20	2.50%	-2.62%
March 31, 2023	$16.92	$15.20	$17.24	$16.63	-1.86%	-8.60%
June 30, 2023	$15.55	$15.24	$16.81	$16.70	-7.50%	-8.74%

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 15.24	$ 15.20	$ 16.75	$ 17.05	$ 17.15	$ 18.78	$ 19.13	$ 18.73	$ 17.90	$ 16.39	$ 14.69	$ 14.40
Highest Price or Bid				15.55	16.92	18.02	18.67	19.23	19.80	19.88	20.05	19.90	17.90	16.78	15.14
Lowest Price or Bid, NAV				16.70	16.63	17.20	17.43	18.46	19.30	19.82	19.95	19.05	18.26	17.34	17.31
Highest Price or Bid, NAV				$ 16.81	$ 17.24	$ 17.58	$ 17.99	$ 19.39	$ 19.92	$ 20.44	$ 20.11	$ 20.06	$ 19.00	$ 18.22	$ 17.42
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(7.50%)	(1.86%)	2.50%	3.80%	(0.80%)	(0.60%)	(2.74%)	(0.30%)	(0.80%)	(5.79%)	(7.91%)	(13.09%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(8.74%)	(8.60%)	(2.62%)	(2.18%)	(7.10%)	(2.69%)	(3.48%)	(6.12%)	(6.04%)	(10.24%)	(15.28%)	(16.81%)
Latest Share Price			$ 15.74
Latest Premium (Discount) to NAV [Percent]			5.86%
Latest NAV			$ 16.72
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			38,344,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,801,022
Series A Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series A Preferred Stock
Outstanding Security, Authorized [Shares]			1,656,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,656,000

[1]	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 2.13% of net assets attributable to common shares assuming the use of leverage in an amount of 30.07% of the Fund’s Managed Assets. The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets for that period through October 28, 2023. The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver if the Fund’s operating expenses, including the recovered expenses, falls below the expense cap.
[4]	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings and tender option bond transactions, expressed as a percentage of the Fund’s net assets as of December 31, 2022, based on interest rates in effect as of December 31, 2022. The table assumes the use of leverage from borrowings and the proceeds of tender option bond transactions representing, in the aggregate, 30.07% of Managed Assets at a weighted average annual expense to the Fund of 4.03%.
[5]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Interest and fees on leverage in the table reflect the cost to the Fund of borrowings, expressed as a percentage of the Fund’s net assets as of December 31, 2022, based on interest rates in effect as of December 31, 2022 and the cost to the Fund of the issuance of Preferred Shares, which is deferred and amortized over the period the Preferred Shares are outstanding. The table assumes the use of leverage from borrowings and the issuance of Preferred Shares representing, in the aggregate, 30.07% of Managed Assets at a weighted average annual expense to the Fund of 4.03%.
[6]	As of the date of this Prospectus Supplement, the Fund has issued 1,656,000 Preferred Shares.
[7]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of December 31, 2022 of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.25% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge management fees of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[8]	The example should not be considered a representation of future expenses and includes the expenses of the offering. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 30.07% of Managed Assets, assuming interest and fees on leverage of 4.03%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Credit Agreement. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.